Shareholders' Equity - Disclosure of Share Capital (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class B treasury shares [member]
Disclosure of treasury shares [line items]
Weighted average number of treasury shares B	18,386	13,070	14,415
Subsidiaries [member]
Disclosure of treasury shares [line items]
Weighted average number of treasury shares B	58,224	56,467	60,129